Consolidated Statements Of Shareholders Deficit - USD ($) $ in Thousands	Common Stock [Member] Long-term Debt [Member]	Common Stock [Member] Short-term Debt [Member]	Common Stock [Member]	Warrants Outstanding [Member]	Additional Paid-in Capital [Member]	Additional Paid-In Capital 2 [Member] Long-term Debt [Member]	Additional Paid-In Capital 2 [Member] Short-term Debt [Member]	Additional Paid-In Capital 2 [Member]	Accumulated Deficit [Member]	Long-term Debt [Member]	Short-term Debt [Member]	Total
Balance, value at Dec. 31, 2017			$ 212	$ 826	$ 359,141				$ (371,423)			$ (11,244)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights			45	1,950	3,281							5,276
Issuance of common stock upon exercise of warrants			20	(475)	455
Expiration of warrants				(491)	491
Issuance of convertible debt with beneficial conversion feature					442							442
Issuance of common stock upon conversion and payment of interest in kind on convertible debt			4		52							56
Share-based compensation, net of shares withheld for taxes			6		1,023							1,029
Comprehensive loss for the period									(20,869)			(20,869)
Balance, value at Dec. 31, 2018			287	1,810	364,885			$ 366,695	(392,292)			(25,310)
Cumulative effect of change in accounting principle									(38)			(38)
Issuance of common stock upon exercise of warrants			15									15
Issuance of common stock upon conversion and payment of interest in kind on convertible debt			4					76				80
Share-based compensation, net of shares withheld for taxes								67				67
Comprehensive loss for the period									(2,094)			(2,094)
Balance, value at Mar. 31, 2019			306					366,838	(394,424)			(27,280)
Balance, value at Dec. 31, 2018			287	1,810	364,885			366,695	(392,292)			(25,310)
Comprehensive loss for the period												(3,656)
Balance, value at Jun. 30, 2019			317					366,983	(395,986)			(28,686)
Balance, value at Dec. 31, 2018			287	1,810	364,885			366,695	(392,292)			(25,310)
Issuance of common stock upon exercise of warrants			29	(660)	660							29
Issuance of common stock and warrants for services			6	180	54							240
Issuance of convertible debt with beneficial conversion feature					550							550
Issuance of common stock upon conversion and payment of interest in kind on convertible debt			19		277							296
Share-based compensation, net of shares withheld for taxes					589							589
Comprehensive loss for the period									(9,453)			(9,453)
Balance, value at Dec. 31, 2019			341	1,330	367,015			368,345	(401,783)			(33,097)
Balance, value at Mar. 31, 2019			306					366,838	(394,424)			(27,280)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights			6					54				60
Issuance of common stock upon conversion and payment of interest in kind on convertible debt			5					43				48
Share-based compensation, net of shares withheld for taxes								48				48
Comprehensive loss for the period									(1,562)			(1,562)
Balance, value at Jun. 30, 2019			317					366,983	(395,986)			(28,686)
Cumulative effect of change in accounting principle									(38)			(38)
Balance, value at Dec. 31, 2019			341	1,330	367,015			368,345	(401,783)			(33,097)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights			39					2,811				2,850
Issuance of common stock upon exercise of warrants			14					487				501
Issuance of common stock and warrants for services			5					219				224
Issuance of convertible debt with beneficial conversion feature								173				173
Issuance of common stock upon conversion and payment of interest in kind on convertible debt	$ 7	$ 22				$ 187	$ 318			$ 194	$ 340
Share-based compensation, net of shares withheld for taxes			3					458				461
Comprehensive loss for the period									(7,921)			(7,921)
Balance, value at Mar. 31, 2020			431					372,998	(409,704)			(36,275)
Balance, value at Dec. 31, 2019			341	$ 1,330	$ 367,015			368,345	(401,783)			(33,097)
Comprehensive loss for the period												(11,506)
Balance, value at Jun. 30, 2020			491					374,464	(413,289)			(38,334)
Balance, value at Mar. 31, 2020			431					372,998	(409,704)			(36,275)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights			43					725				768
Issuance of common stock upon exercise of warrants			11					363				374
Issuance of common stock and warrants for services			1					13				14
Issuance of common stock upon conversion and payment of interest in kind on convertible debt			1					66				67
Share-based compensation, net of shares withheld for taxes			4					299				303
Comprehensive loss for the period									(3,585)			(3,585)
Balance, value at Jun. 30, 2020			$ 491					$ 374,464	$ (413,289)			$ (38,334)